NUVEEN

Money Market
Funds

August 31, 1997

Semiannual Report

Dependable, tax-free income
to help you keep more of
what you earn.


[PHOTO APPEARS HERE]


Tax-Exempt

                                   Contents





                            1     Dear Shareholder

                            3     Financial Section

                           20     Fund Information

Dear Shareholder

[Photo of Timothy R. Schwertfeger appears here]

Timothy R. Schwertfeger
Chairman of the Board


Wealth takes a lifetime
to build. Once achieved,
it should be preserved.

It's a pleasure to report to you that the Nuveen Tax-Exempt Money Market Fund has done well in generating tax-free income while preserving net asset value stability and investor confidence. Also, the fund continued to deliver safety and liquidity, which is especially comforting during periods of market volatility.

During the past six months, the fund delivered attractive tax-free income from a portfolio of quality municipal bonds. As of the end of August, investors were receiving an annual tax-free yield of 3.14%, equivalent to a taxable yield of 4.55% for investors in the 31% federal income tax bracket.

Review of the Economy and Markets

Through the first eight months of 1997, stock and bond markets experienced periodic short-term volatility. Positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March. After tightening short-term interest rates by 0.25%, the Federal Reserve demonstrated its confidence in the path the economy is taking by maintaining the status quo at subsequent meetings in May and July.

In general, money market yields moved higher during the first part of the year then declined toward the close of this reporting period as the economy showed evidence of moderation and corporate earnings reports continued to exhibit strength.

"During the past six months,
the fund delivered
attractive tax-free income
from a portfolio of quality
municipal bonds."


Outlook

Despite today's tight labor market and rising wages, inflation has continued to remain stagnant. Many economists and analysts attribute this to an increase in business productivity, brought about by broader-based use of information technology and the growth of the Internet. It is not clear, if or when, the Federal Reserve will raise rates again. Accordingly, our strategy is to keep the fund at or near its current maturity range and try to take advantage of any interim volatility to purchase bonds with higher yields.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. We will continue to strive to provide you with high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 1, 1997

Financial Section


     Contents

 4   Portfolio of Investments
12   Statement of Net Assets
13   Statement of Operations
14   Statement of Changes in Net Assets
15   Notes to Financial Statements
18   Financial Highlights

Portfolio of Investments (Unaudited)

Nuveen Tax-Exempt Money Market Fund, Inc.

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Alabama -- 4.0%

          $ 5,935,000     Boaz Industrial Development Board (Parker-Hannifin Corporation Project),     Aa-2           $ 5,935,000
                            Variable Rate Demand Bonds, 3.400%, 9/01/12+

            4,000,000     Marshall County Special Obligation, School Refunding Warrants,               A-1+             4,000,000
                            Series 1994, Variable Rate Demand Bonds, 3.400%, 2/01/12+

           12,000,000     McIntosh Industrial Development Board, Pollution Control Revenue             A-1+            12,000,000
                            (Ciba-Geigy Corporation), Variable Rate Demand Bonds,
                            3.750%, 7/01/04+
---------------------------------------------------------------------------------------------------------------------------------
                          Alaska -- 1.5%

            8,200,000     City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds            VMIG-1             8,200,000
                            (Exxon Pipeline Company Project), 1993 Series C, Variable Rate
                            Demand Bonds, 3.750%, 12/01/33+
---------------------------------------------------------------------------------------------------------------------------------
                          Arizona -- 0.3%

            1,600,000     Maricopa County, Arizona, Pollution Control Corporation, Pollution Control   A-1+             1,600,000
                            Revenue Refunding Bonds (Arizona Public Service Company
                            Palo Verde Project), 1994 Series C, Variable Rate Demand Bonds,
                            3.700%, 5/01/29+
---------------------------------------------------------------------------------------------------------------------------------
                          Arkansas -- 0.8%

            3,100,000     Arkansas Hospital Equipment Finance Authority (Washington Regional         VMIG-1             3,100,000
                            Medical Center), Variable Rate Demand Bonds, 3.300%, 10/01/98+

            1,185,000     Little Rock School District of Pulaski County, Arkansas, Tax and Revenue    MIG-1             1,186,590
                            Anticipation Promissory Notes, Series 1997, 4.250%, 12/30/97
---------------------------------------------------------------------------------------------------------------------------------
                          Colorado -- 1.1%

            6,000,000     Pitkin County Industrial Development Revenue Refunding Bonds                 A-1+             6,000,000
                            (Aspen Skiing Company Project), Series 1994A, Variable Rate
                            Demand Bonds, 3.600%, 4/01/16+
---------------------------------------------------------------------------------------------------------------------------------
                          Connecticut -- 2.7%

           15,000,000     Connecticut State Special Assessment Unemployment Compensation             VMIG-1            15,000,000
                            Advance Fund Revenue Bonds, Series 1993C, Commercial Paper,
                            3.900%, 7/01/98
---------------------------------------------------------------------------------------------------------------------------------
                          District of Columbia -- 4.2%

            6,900,000     District of Columbia General Obligation, Variable Rate Demand Bonds,       VMIG-1             6,900,000
                            Series 1992A-3, 3.800%, 10/01/07+

            2,000,000     District of Columbia General Obligation, Series 1992A-6, Variable Rate     VMIG-1             2,000,000
                            Demand Bonds, 3.800%, 10/01/07+

            2,700,000     District of Columbia General Obligation, Variable Rate Demand Bonds,       VMIG-1             2,700,000
                            3.800%, 10/01/07+

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          District of Columbia -- continued

         $  8,100,000     District of Columbia General Obligation, Variable Rate Demand Bonds,       VMIG-1           $ 8,100,000
                            Series 1992A-4, 3.800%, 10/01/07+

            3,400,000     District of Columbia General Obligation, Series 1992A-2, Variable Rate     VMIG-1             3,400,000
                            Demand Bonds, 3.800%, 10/01/07+
---------------------------------------------------------------------------------------------------------------------------------
                          Florida -- 5.6%

           18,000,000     Florida Housing Finance Agency, Multi-Family Housing, 1985 Series D        VMIG-1            18,000,000
                            (Kings Colony), Variable Rate Demand Bonds, 3.400%, 8/01/06+

            7,000,000     Gulf Breeze, Series 1995 A (Florida Municipal Bond Fund), Variable Rate       A-1             7,000,000
                            Demand Bonds, 3.350%, 3/31/21+

            6,200,000     Miami Health Facilities Authority (Miami Jewish Home and Hospital            Aa-3             6,200,000
                            for the Aged, Inc.), Series 1992, Variable Rate Demand Bonds,
                            3.400%, 3/01/12+
---------------------------------------------------------------------------------------------------------------------------------
                          Georgia -- 6.1%

            8,250,000     Chatham County Tax Anticipation Notes, Series 1997, 4.100%, 12/31/97          N/R             8,257,934

            7,215,000     Housing Authority of Clayton County, Tax-Exempt Adjustable Mode,             Aa-2             7,215,000
                            Multi-Family Housing Revenue Refunding Bonds, Series 1996
                            (BS Partners LP Project), 3.400%, 9/01/26+

            3,000,000     Columbia Elderly Authority, Residential Care Facilities Revenue Bonds        Aa-3             3,000,000
                            (Augusta Resource Center on Aging Inc.), Variable Rate Demand Bonds,
                            3.400%, 1/01/21+

            4,800,000     Housing Authority of the County of DeKalb, Georgia, Variable Rate            A-1+             4,800,000
                            Demand Bonds, Multi-Family Housing Revenue Bonds (Crow Wood
                            Arbor Associates, LTD. Project), Series 1985Q, 3.400%, 12/01/07+

           10,705,000     Housing Authority of the County of DeKalb, Georgia, Multi-Family              P-1            10,705,000
                            Housing Revenue Refunding Bonds (Lenox Pointe Project),
                            Series 1996A, Variable Rate Demand Bonds, 3.500%, 11/01/23+
---------------------------------------------------------------------------------------------------------------------------------
                          Illinois -- 3.7%

            4,400,000     City of Chicago, Chicago--O'Hare International Airport, Special Facility      P-1             4,400,000
                            Revenue Bonds (American Airlines, Inc. Project), Series 1983A,
                            Variable Rate Demand Bonds, 3.700%, 12/01/17+

            6,800,000     Chicago--O'Hare International Airport (American Airlines), Variable Rate      P-1             6,800,000
                            Demand Bonds, 3.700%, 12/01/17+

            5,000,000     Decatur Water Revenue Bonds, Series 1985 (New South Water Treatment),      VMIG-1             5,000,000
                            Commercial Paper, 3.650%, 10/23/97

            4,300,000     Joliet Regional Port District, Marine Terminal Revenue Refunding Bonds       A-1+             4,300,000
                            (Exxon Project), 1989, Variable Rate Demand Bonds, 3.750%, 10/01/24+

Portfolio of Investments (Unaudited)

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Iowa -- 0.6%

         $  3,595,000     Iowa Higher Education Loan Authority, Private College Facility             VMIG-1          $  3,595,000
                            Revenue Bonds (Palmer Chiropractic University Foundation),
                            Series 1997, Variable Rate Demand Bonds, 3.850%, 4/01/27+
---------------------------------------------------------------------------------------------------------------------------------
                          Kansas -- 1.1%

            6,000,000     Manhattan Industrial Development Board (Parker-Hannifin Corporation),        Aa-2             6,000,000
                            Variable Rate Demand Bonds, 3.400%, 9/01/09+
---------------------------------------------------------------------------------------------------------------------------------
                          Kentucky -- 2.7%

           15,000,000     Louisville and Jefferson County Metropolitan Sewer District, Sewer and       SP-1            15,000,000
                            Drainage System Subordinated Revenue Notes, Series 1997A,
                            3.450%, 4/14/98
---------------------------------------------------------------------------------------------------------------------------------
                          Louisiana -- 1.3%

            7,300,000     Louisiana Offshore Terminal Authority, Deepwater Port Refunding            VMIG-1             7,300,000
                            Revenue Bonds (LOOP INC. Project), First Stage Series 1992A,
                            Variable Rate Demand Bonds, 3.750%, 9/01/08+
---------------------------------------------------------------------------------------------------------------------------------
                          Maryland -- 0.9%

            5,000,000     Maryland Industrial Development (Baltimore International                      N/R             5,000,000
                            Culinary College), Variable Rate Demand Bonds, 3.350%, 5/01/24+
---------------------------------------------------------------------------------------------------------------------------------
                          Michigan -- 4.8%

            3,400,000     The Economic Development Corporation of the County of Delta, Michigan,        P-1             3,400,000
                            Environmental Improvement Revenue Refunding Bonds, 1985 Series D
                            (Mead-Escanaba Paper Company Project), Variable Rate
                            Demand Bonds, 3.650%, 12/01/23+

           11,800,000     Detroit Downtown Development Authority (Millender Center Project),         VMIG-1            11,800,000
                            Variable Rate Demand Bonds, 3.550%, 12/01/10+

            7,000,000     The School District of the City of Kalamazoo, County of Kalamazoo,          SP-1+             7,012,681
                            State of Michigan 1997 State Aid Notes (Limited Tax
                            General Obligation), 4.000%, 4/15/98

            4,100,000     The Economic Development Corporation of the County of Monroe,              VMIG-1             4,100,000
                            State of Michigan, Adjustable Rate Demand Limited Obligation
                            Refunding Revenue Bonds (The Detroit Edison Company
                            Pollution Control Bonds Project), Series 1992-CC, 3.600%, 10/01/24+

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Minnesota -- 2.3%

         $  5,000,000     Bloomington Port Authority, Tax Increment Revenue Refunding Bonds          VMIG-1          $  5,000,000
                            (Mall of America Project), Series 1995A, Variable Rate Demand Bonds,
                            3.400%, 2/01/13+

            7,500,000     St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds,       VMIG-1             7,500,000
                            Series 1995B, Variable Rate Demand Bonds, 3.450%, 8/01/17+
---------------------------------------------------------------------------------------------------------------------------------
                          Missouri -- 5.5%

            5,300,000     Health and Educational Facilities Authority of the State of Missouri,        A-1+             5,300,000
                            Health Facilities Revenue Bonds (St. Francis' Medical Center),
                            Series 1996A, Variable Rate Demand Bonds, 3.750%, 6/01/26+

            2,300,000     Health and Educational Facilities Authority of the State of Missouri,      VMIG-1             2,300,000
                            Health Facilities Revenue Bonds (Bethesda Barclay), Series 1996A,
                            Variable Rate Demand Bonds, 3.900%, 8/15/26+

            2,600,000     Health and Educational Facilities Authority of the State of Missouri,      VMIG-1             2,600,000
                            Educational Facilities, Adjustable Demand Revenue Bonds,
                            St. Louis University, Series 1985, Readily Adjustable Tax-Exempt
                            Securities, 3.800%, 12/01/05+

           12,000,000     The City of St. Louis, Missouri, Tax and Revenue Anticipation Notes,        MIG-1            12,062,126
                            Payable from the General Revenue Fund, Series 1997, 4.500%, 6/30/98

            8,300,000     St. Louis Land Clearance Redevelopment Authority, Parking Facility         VMIG-1             8,300,000
                            Revenue Refunding Bonds, Series 1996, Variable Rate Demand Bonds,
                            3.550%, 9/01/19+
---------------------------------------------------------------------------------------------------------------------------------
                          Nebraska -- 0.8%

            4,430,000     Scotts Bluff County Hospital Authority, 1 Elderly Residential Facility--      A-1             4,430,000
                            GNMA (West Village), Variable Rate Demand Bonds,
                            3.550%, 12/01/31+
---------------------------------------------------------------------------------------------------------------------------------
                          New Mexico -- 0.7%

            4,100,000     Farmington Pollution Control Revenue (Arizona Public Service Co.             A-1+             4,100,000
                            Four Corners Project), Variable Rate Demand Bonds, 3.700%, 5/01/24+
---------------------------------------------------------------------------------------------------------------------------------
                          New York -- 0.2%

            1,000,000     The City of New York, General Obligation Bonds, Fiscal 1995 Series B,      VMIG-1             1,000,000
                            Variable Rate Demand Bonds, 3.750%, 8/15/22+

Portfolio of Investments (Unaudited)

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          North Carolina -- 1.2%

         $  4,100,000     North Carolina Eastern Municipal Power Agency, Power System Revenue,         A-1+          $  4,100,000
                            Series 1988B, Commercial Paper, 3.650%, 11/18/97

            1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds             VMIG-1             1,000,000
                            (Duke University Hospital), Pooled Financing Project, Series 1991-A
                            (Adjustable Convertible Extendable Securities--Aces), Variable Rate
                            Demand Bonds, 3.800%, 10/01/20+

            1,700,000     Raleigh-Durham Airport Authority, Special Facility Refunding Revenue         A-1+             1,700,000
                            Bonds (American Airlines, Inc. Project), Series 1995A-1, Variable Rate
                            Demand Bonds, 3.750%, 11/01/15+
---------------------------------------------------------------------------------------------------------------------------------
                          Ohio -- 5.9%

            8,250,000     Chagrin Falls Exempt School District, School Improvement Voted                N/R             8,275,843
                            Unlimited Tax Bond Anticipation Notes, 4.500%, 2/10/98

            4,885,000     City School District of the City of Cincinnati, County of Hamilton, Ohio,     Aaa             4,885,000
                            Tax Anticipation Notes, 1996 Series C, 3.750%, 12/01/97

            3,000,000     Cuyahoga County, University Hospital of Cleveland, Series 1985,            VMIG-1             3,000,000
                            Variable Rate Demand Bonds, 3.800%, 1/01/16+

            5,000,000     County of Hamilton, Ohio, Variable Rate Hospital Facilities Revenue        VMIG-1             5,000,000
                            Bonds, Series 1997A (Children's Hospital Medical Center),
                            3.350%, 5/15/17+

            6,500,000     Hamilton County (Franciscan Sisters of the Poor), Variable Rate            VMIG-1             6,500,000
                            Demand Bonds, 3.800%, 3/01/17+

            5,000,000     County of Lucas, Ohio, Multi-Mode Facilities Improvement Revenue           VMIG-1             5,000,000
                            Bonds, Series 1997 (The Toledo Zoological Society Project),
                            Variable Rate Demand Bonds, 3.600%, 10/01/05+
---------------------------------------------------------------------------------------------------------------------------------
                          Oklahoma -- 0.7%

            4,000,000     Cushing Municipal Authority, Correctional Facility Revenue Bonds,          VMIG-1             4,000,000
                            Series 1996, Variable Rate Demand Bonds, 3.400%, 11/01/17+
---------------------------------------------------------------------------------------------------------------------------------
                          Oregon -- 2.2%

           12,000,000     Port of Morrow (Portland G.E. Company Boardman Project),                   VMIG-1            12,000,000
                            Variable Rate Demand Bonds, 3.800%, 10/01/13+
---------------------------------------------------------------------------------------------------------------------------------
                          Pennsylvania -- 6.9%

           10,000,000     Port Authority of Allegheny County (Commonwealth of Pennsylvania),          MIG-1            10,000,000
                            Grant Anticipation Notes, Series A of 1997, 3.850%, 6/30/98

            4,000,000     Beaver County, Pennsylvania, Industrial Development Authority,             VMIG-1             4,000,000
                            Pollution Control Revenue Refunding Bonds, Series 1990C
                            (Duquesne Light Company Beaver Valley), Commercial Paper,
                            3.750%, 10/30/97

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Pennsylvania -- continued

         $  4,450,000     Chester County Industrial Development Authority, Variable Rate             VMIG-1          $  4,450,000
                            Revenue Bonds, Series of 1997, (Archdiocese of Philadelphia),
                            3.750%, 7/01/27+

            3,210,000     Montgomery County Higher Education and Health Authority,                   VMIG-1             3,210,000
                            Series 1995 (Philadelphia Presbytery Homes, Inc.), Variable Rate
                            Demand Bonds, 3.450%, 7/01/25+

            8,500,000     City of Philadelphia, Pennsylvania, General Obligation Bonds,              VMIG-1             8,500,000
                            Series 1990, Commercial Paper, 3.800%, 11/30/98

            2,000,000     City of Philadelphia Tax and Revenue Anticipation Notes,                    MIG-1             2,007,953
                            Series A of 1997-1998, 4.500%, 6/30/98

            6,000,000     Schuylkill County Industrial Development Authority, Schuylkill County,       A-1+             6,000,000
                            Pennsylvania, Resource Recovery Refunding Revenue Bonds
                            (Northeastern Power Company Project), Series 1997A, Variable Rate
                            Demand Bonds, 3.750%, 12/01/22+
---------------------------------------------------------------------------------------------------------------------------------
                          South Dakota -- 2.2%

           11,935,000     South Dakota Health and Education Facility (McKennan Hospital),            VMIG-1            11,935,000
                            Series 1994, Variable Rate Demand Bonds, 3.400%, 7/01/14+
---------------------------------------------------------------------------------------------------------------------------------
                          Tennessee -- 4.9%

           15,000,000     The Public Building Authority of the City of Clarksville, Tennessee,         A-1+            15,000,000
                            Adjustable Rate Pooled Financing Revenue Bonds, Series 1994
                            (Tennessee Municipal Bond Fund), 3.400%, 6/01/24+

            4,175,000     Loudon Water and Sewer Revenue Refunding Bonds, Series 1996,                 Aa-2             4,175,000
                            Variable Rate Demand Bonds, 3.400%, 9/01/06+

            8,000,000     The Public Building Authority of the County of Montgomery, Tennessee,         P-1             8,000,000
                            Adjustable Rate Pooled Financing Revenue Bonds, Series 1996
                            (Montgomery County Loan), 3.400%, 7/01/19+
---------------------------------------------------------------------------------------------------------------------------------
                          Texas -- 4.6%

            3,000,000     Texas Health Facilities Development Corporation (North Texas Pooled        VMIG-1             3,000,000
                            Health Program), Variable Rate Demand Bonds, 3.450%, 5/31/25+

            3,300,000     North Central Texas Health Facilities Development Corporation,                A-1             3,300,000
                            Hospital Revenue Bonds, Series 1985-B (Methodist Hospitals
                            of Dallas), Variable Rate Demand Bonds, 3.750%, 10/01/15+

           15,650,000     Sabine River Authority of Texas, Collateralized Pollution Control          VMIG-1            15,650,000
                            Revenue Refunding Bonds (Texas Utilities Electric Company Project),
                            Series 1996A, Variable Rate Demand Bonds, 3.750%, 3/01/26+

Portfolio of Investments (Unaudited)

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Texas -- continued

         $  3,600,000     Southwest Higher Education Authority, Southern Methodist University,       VMIG-1           $ 3,600,000
                            Variable Rate Demand Bonds, 3.750%, 7/01/15+
---------------------------------------------------------------------------------------------------------------------------------
                          Utah -- 5.8%

           10,000,000     Utah County, Utah, Tax and Revenue Anticipation Notes, Series 1997,           N/R            10,020,945
                            4.500%, 12/31/97

           16,000,000     Emery County Pollution Control Revenue Refunding Bonds                     VMIG-1            16,000,000
                            (PacifiCorp Project), Series 1994, Variable Rate Demand Bonds,
                            3.750%, 11/01/24+

            6,000,000     Weber County, Utah, Tax and Revenue Anticipation Notes, Series 1997A,       MIG-1             6,008,888
                            4.250%, 12/31/97
---------------------------------------------------------------------------------------------------------------------------------
                          Washington -- 5.4%

            7,000,000     Washington Health Care Facilities Authority, Weekly Rate Demand              Aa-2             7,000,000
                            Revenue Bonds, Series 1997 (Sunnyside Community Hospital
                            Association, Sunnyside), 3.500%, 10/01/17+

           10,745,000     Washington State Housing Finance Commission, Nonprofit Revenue                A-1            10,745,000
                            Bonds (Emerald Heights Project), Series 1990, Variable Rate
                            Demand Bonds, 3.750%, 1/01/21+

            3,150,000     Washington State Housing Finance Commission, Nonprofit Revenue             VMIG-1             3,150,000
                            Bonds (Panorama City Project), 1997 Refunding Bonds, Variable Rate
                            Demand Bonds, 3.850%, 1/01/27+

            9,000,000     Washington Student Loan Agency, Series 1984A, Variable Rate                VMIG-1             9,000,000
                            Demand Bonds, 3.600%, 1/01/01+
---------------------------------------------------------------------------------------------------------------------------------
                          Wisconsin -- 4.0%

            1,000,000     Wisconsin Health and Educational Facilities Authority, Variable Rate          A-1             1,000,000
                            Revenue Bonds, Series 1996B (Riverview Hospital Association),
                            (Wisconsin Rapids, Wisconsin), 3.850%, 10/01/26+

            4,000,000     Beaver Dam Unified School District, Dodge County, Wisconsin,                MIG-1             4,000,875
                            Bond Anticipation Notes, 3.850%, 10/14/97

            3,000,000     School District of Delavan--Darien, Rock and Walworth Counties,             MIG-1             3,004,247
                            Wisconsin, Bond Anticipation Notes, 4.150%, 4/15/98

            3,480,000     Germantown School District, Washington County, Wisconsin,                   MIG-1             3,484,317
                            Bond Anticipation Notes, 4.250%, 4/01/98

            7,000,000     Madison Metropolitan School District, Tax and Revenue Anticipation            N/R             7,008,173
                            Promissory Note, 4.000%, 2/24/98

            3,805,000     River Falls Commercial Development, Revenue Refunding                        Aa-2             3,805,000
                            (Erdeco Partnership Project), Variable Rate Demand Bonds,
                            3.460%, 11/01/13+

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report

            Principal                                                                                                   Amortized
               Amount     Description                                                              Ratings*                  Cost
---------------------------------------------------------------------------------------------------------------------------------

                          Wyoming -- 1.6%

        $   7,800,000     Sweetwater County, Wyoming, Pollution Control Revenue Bonds                  A-1+         $   7,800,000
                            (PacifiCorp Project), Series 1984, Variable Rate Demand Bonds,
                            3.600%, 12/01/14+

            1,200,000     Sweetwater County, Wyoming, Pollution Control Refunding Bonds              VMIG-1             1,200,000
                            (Idaho Power Company Project), Series 1996C, Daily Interest Rate
                            Bonds, Variable Rate Demand Bonds, 3.750%, 7/15/26+
---------------------------------------------------------------------------------------------------------------------------------
        $ 532,950,000     Total Investments -- 96.3%                                                                  533,115,572
=====================------------------------------------------------------------------------------------------------------------
                          Other Assets Less Liabilities -- 3.7%                                                        20,316,765
                          -------------------------------------------------------------------------------------------------------
                          Net Assets -- 100%                                                                        $ 553,432,337
                          =======================================================================================================

                          * Ratings: Using the higher of Standard & Poor's or Moody's rating.

                          N/R -- Investment is not rated.

                          + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Statement of Net Assets (Unaudited)
August 31, 1997

--------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized
  cost, which approximates market value (note 1)                    $533,115,572
Cash                                                                  18,372,929
Receivables:
  Interest                                                             3,168,003
  Investment sold                                                        500,000
Other assets                                                               7,829
--------------------------------------------------------------------------------
    Total assets                                                     555,164,333
--------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 3)                                               186,578
  Other                                                                   83,450
Dividends payable                                                      1,461,968
--------------------------------------------------------------------------------
    Total liabilities                                                  1,731,996
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 4)                $553,432,337
================================================================================
Shares outstanding                                                   553,432,337
================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                        $       1.00
================================================================================

12                               See accompanying notes to financial statements.

Statement of Operations (Unaudited)    Nuveen Tax-Exempt Money Market Fund, Inc.
Six months ended August 31, 1997               August 31, 1997 Semiannual Report

--------------------------------------------------------------------------------
Investment income
Tax-exempt interest income (note 1)                                   $9,405,312
--------------------------------------------------------------------------------
Expenses
Management fees (note 3)                                               1,014,040
Shareholders' servicing agent fees and expenses                            9,562
Custodian's fees and expenses                                             33,608
Directors' fees and expenses (note 3)                                      3,672
Professional fees                                                         10,042
Shareholders' reports-printing and mailing expenses                       18,490
Federal and state registration fees                                       18,213
Other expenses                                                            15,943
--------------------------------------------------------------------------------
Total expenses                                                         1,123,570
--------------------------------------------------------------------------------
Net investment income                                                  8,281,742
Net realized gain from investment transactions (notes 1 and 2)                --
--------------------------------------------------------------------------------
Net increase in net assets from operations                            $8,281,742
================================================================================

13                               See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

                                                            Six months ended        Year ended
                                                                     8/31/97           2/28/97
----------------------------------------------------------------------------------------------
Operations
Net investment income                                        $     8,281,742   $    16,624,557
Net realized gain from investment transactions
  (notes 1 and 2)                                                         --            21,201
----------------------------------------------------------------------------------------------
Net increase in net assets from operations                         8,281,742        16,645,758
----------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                            (8,281,742)      (16,645,758)
----------------------------------------------------------------------------------------------
Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                               1,037,832,576     2,793,785,234
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                    3,230,740         6,431,423
----------------------------------------------------------------------------------------------
                                                               1,041,063,316     2,800,216,657
----------------------------------------------------------------------------------------------
Cost of shares redeemed                                       (1,003,034,037)   (2,894,867,006)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from share transactions                                         38,029,279       (94,650,349)
Net assets at the beginning of the period                        515,403,058       610,053,407
----------------------------------------------------------------------------------------------
Net assets at the end of the period                          $   553,432,337   $   515,403,058
==============================================================================================

14                               See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)
                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report


1.  General Information and Significant Accounting Policies
The Nuveen Tax-Exempt Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1997, the dollar-weighted average life was 46 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. At August 31, 1997, there were no such purchase commitments.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments
The Fund has obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Fund for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if the Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Fund's shares, the Fund believes that its ability to obtain insurance for such bonds under such adverse circumstances will enable the Fund to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended August 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Securities Transactions
Purchases and sales (including maturities) of investment in short-term municipal securities during the six months ended August 31, 1997, aggregated $878,436,017 and $858,640,000, respectively.

At August 31, 1997, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

3. Management Fee and Other Transactions with Affiliates
Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, as follows:

Average daily net asset value                                     Management fee
--------------------------------------------------------------------------------
For the first $500 million                                            .400 of 1%
For the next $500 million                                             .375 of 1
For the next $1 billion                                               .350 of 1
For net assets over $2 billion                                        .325 of 1
--------------------------------------------------------------------------------

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report


The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .45 of 1% of the average daily net asset value of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to its Directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

4. Composition of Net Assets
At August 31, 1997, the Fund had 5 billion shares of $.01 par value stock authorized. Net assets consisted of $553,432,337 paid-in capital.

5. Investment Composition
The Fund invests in municipal securities which include general obligation and revenue bonds. At August 31, 1997, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

-------------------------------------------
Revenue Bonds:
  Health Care Facilities                 18%
  Pollution Control Facilities           15
  Housing Facilities                      8
  Educational Facilities                  5
  Transportation                          5
  Water/Sewer Facilities                  5
  Utilities                               5
  Industrial Development                  4
  Other                                  17
General Obligation Bonds                 18
-------------------------------------------
                                        100%
===========================================

At August 31, 1997, 86% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by a third party domestic or foreign banks or other institutions (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments.

     Financial Highlights (Unaudited)

     Selected data for a share outstanding throughout each period is as follows:

                                        Operating performance          Less distributions
                                       ------------------------    --------------------------
                                                            Net
                                 Net               realized and     Dividends                       Net     Total
                               asset                 unrealized     from tax-                     asset    return
                               value          Net   gain (loss)    exempt net   Distributions     value    on net
Year ending                beginning   investment          from    investment    from capital    end of     asset
February 28/29,            of period       income   investments        income           gains    period  value(a)
------------------------------------------------------------------------------------------------------------------
        1998(d)              $  1.00       $  .02         $  --       $ (.02)           $  --   $  1.00      1.65%
        1997                    1.00          .03            --         (.03)              --      1.00      3.11
        1996                    1.00          .03            --         (.03)              --      1.00      3.42
        1995                    1.00          .03            --         (.03)              --      1.00      2.69
        1994                    1.00          .02            --         (.02)              --      1.00      2.04
        1993                    1.00          .03            --         (.03)              --      1.00      2.57
        1992(c)                 1.00          .02            --         (.02)              --      1.00      1.56
        1991(b)                 1.00          .05            --         (.05)              --      1.00      4.85
        1990(b)                 1.00          .06            --         (.06)              --      1.00      5.75
        1989(b)                 1.00          .06            --         (.06)              --      1.00      6.00
        1988(b)                 1.00          .05            --         (.05)              --      1.00      4.89
------------------------------------------------------------------------------------------------------------------

       *     Annualized.
     (a)     Total returns are calculated on net asset value. Total returns for periods less than one year are not annualized.
     (b)     For the year ending September 30.
     (c)     For the five months ending February 29.
     (d)     For the six months ending August 31, 1997.

                                       Nuveen Tax-Exempt Money Market Fund, Inc.
                                               August 31, 1997 Semiannual Report

          Ratios/Supplemental data
--------------------------------------------
                                       Ratio
                                      of net
                    Ratio of      investment
    Net assets      expenses       income to
 end of period    to average         average
(in thousands)    net assets      net assets
--------------------------------------------
    $  553,432           .44%*          3.26%*
       515,403           .44            3.10
       610,053           .44            3.43
       759,244           .44            2.65
       975,833           .42            2.04
     1,597,014           .40            2.58
     2,332,021           .39*           3.71*
     1,927,583           .38            4.81
     1,800,966           .40            5.74
     1,756,725           .39            6.02
     2,044,479           .39            4.90
--------------------------------------------

Fund Information



Board of Directors
Robert P. Bremmer
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217

(800) 621-7227

Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent
Public Accountants
Arthur Andersen LLP
Chicago, Illinois

Serving Investors
for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

                                                                      MSA-2-8.97